GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE OF EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES BY NATURE OF EXPENSE
Schedule of General and Administrative Expenses by Nature of Expense

The Corporation recorded general and administrative expenses as follows:

	For the years ended December 31
Corporate	2021	2020

Depreciation of plant and equipment and ROU assets	$291	$289
Business development, investor relations and travel	351	477
Office and administration	1,156	739
Professional and regulatory	1,353	1,378
Salaries and contractors	3,797	3,418
Share-based compensation	3,539	3,314

	$10,487	$9,615